Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory
Total inventory	$ 5,759	$ 3,306
Lubricating oil
Inventory
Total inventory	3,245	2,683
Bunkers
Inventory
Total inventory	$ 2,514	$ 623